Reverse Recapitalization (Details) - Schedule of business combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit)
$ in Thousands
12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of business combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) [Abstract]
Cash - TortoiseCorp’s trust and cash (net of redemption)	$ 236,484
Cash - PIPE	307,500
Cash - forward purchase units	17,500
Less: transaction costs and advisory fees paid	(45,030)
Net Business Combination and PIPE financing	$ 516,454